Trade and other receivables (Details Textual) - Mar. 31, 2019 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Allowance For Doubtful Trade Receivable [Line Items]
Trade Receivables Derecognised	₨ 7,592	$ 110